Summary of Deposit Funding (Details) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure Of Deposits [Line Items]
Funds from Deposits	$ 975,433	$ 1,018,517
Canadian [member] | P&C Deposits [member]
Disclosure Of Deposits [Line Items]
Funds from Deposits	529,078	525,294
U.S. [member] | P&C Deposits [member]
Disclosure Of Deposits [Line Items]
Funds from Deposits	$ 446,355	$ 493,223